CERTAIN TRANSACTIONS (Details 2) - Actavis [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition Pro Forma Information [Line Items]
Net Revenue	$ 25,601	$ 26,812
Net (loss) income attributable to Teva	$ (791)	$ 1,427
Basic earnings per share attributable to Teva shareholders	$ (1.04)	$ 0.90
Diluted earnings per share attributable to Teva shareholders	$ (1.04)	$ 0.89